Accounts Receivable, Net (Details) - Schedule of accounts receivable, net	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Schedule of Accounts Receivable, Net [Abstract]
Trade receivables	¥ 487,418,616	$ 70,931,300	¥ 322,170,980
Allowance for doubtful accounts	(24,366,824)	(3,545,967)	(13,615,875)
Accounts receivable, net	¥ 463,051,792	$ 67,385,333	¥ 308,555,105